Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
MTU Aero Engines AG	72,208	$14,297,698
Rheinmetall AG	59,014	11,929,648
		26,227,346
Air Freight & Logistics — 3.3%
Deutsche Post AG, Registered	1,342,958	55,576,475

Airlines — 0.3%
Deutsche Lufthansa AG, Registered(a)(b)	812,485	5,984,261

Auto Components — 0.7%
Continental AG	147,908	11,364,263

Automobiles — 7.4%
Bayerische Motoren Werke AG	448,576	38,971,740
Mercedes-Benz Group AG	1,087,075	77,464,314
Volkswagen AG	39,979	9,062,001
		125,498,055
Banks — 0.7%
Commerzbank AG(a)	1,442,207	12,577,367

Capital Markets — 4.4%
Deutsche Bank AG, Registered	2,800,835	31,360,425
Deutsche Boerse AG	257,415	43,261,957
		74,622,382
Chemicals — 6.4%
BASF SE	1,244,370	68,721,265
Covestro AG(c)	260,091	11,922,084
Evonik Industries AG	284,666	7,638,168
Symrise AG	179,897	19,878,910
		108,160,427
Construction Materials — 0.7%
HeidelbergCement AG	196,195	11,458,415

Diversified Telecommunication Services — 5.9%
Deutsche Telekom AG, Registered	4,391,228	90,352,117
Telefonica Deutschland Holding AG	1,411,444	4,492,160
United Internet AG, Registered	132,172	4,343,478
		99,187,755
Electrical Equipment — 0.7%
Siemens Energy AG(a)	590,682	11,421,283

Health Care Equipment & Supplies — 1.8%
Carl Zeiss Meditec AG, Bearer	54,491	7,290,566
Siemens Healthineers AG(c)	381,334	22,916,067
		30,206,633
Health Care Providers & Services — 2.1%
Fresenius Medical Care AG & Co. KGaA	277,988	16,958,255
Fresenius SE & Co. KGaA	566,750	19,438,651
		36,396,906
Household Products — 0.6%
Henkel AG & Co. KGaA	140,642	9,494,651

Independent Power and Renewable Electricity Producers — 2.5%
RWE AG	870,346	38,404,414
Uniper SE	124,735	3,228,028
		41,632,442
Industrial Conglomerates — 8.1%
Siemens AG, Registered	1,036,434	136,812,314
Security	Shares	Value

Insurance — 10.4%
Allianz SE, Registered	553,385	$116,163,102
Hannover Rueck SE	81,602	12,496,616
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	189,808	46,572,144
		175,231,862
Interactive Media & Services — 0.4%
Scout24 SE(c)	108,652	6,739,403

Internet & Direct Marketing Retail — 1.7%
Delivery Hero SE(a)(b)(c)	221,313	8,535,643
HelloFresh SE(a)	222,522	8,309,347
Zalando SE(a)(b)(c)	302,067	12,290,229
		29,135,219
IT Services — 0.3%
Bechtle AG	109,704	4,905,606

Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)	311,591	14,338,439

Machinery — 2.6%
Daimler Truck Holding AG(a)	613,222	19,197,082
GEA Group AG	207,067	8,283,174
KION Group AG	96,601	4,759,518
Knorr-Bremse AG	97,388	6,657,017
Rational AG	6,917	4,503,345
		43,400,136
Multi-Utilities — 1.8%
E.ON SE	3,041,726	31,049,783

Personal Products — 0.8%
Beiersdorf AG	136,241	14,140,625

Pharmaceuticals — 7.6%
Bayer AG, Registered	1,331,004	95,230,681
Merck KGaA	175,099	33,014,691
		128,245,372
Real Estate Management & Development — 3.1%
Aroundtown SA	1,350,699	6,345,609
LEG Immobilien SE(b)	98,843	10,189,031
Vonovia SE(b)	946,932	36,119,417
		52,654,057
Semiconductors & Semiconductor Equipment — 3.3%
Infineon Technologies AG	1,769,283	55,136,469

Software — 8.7%
Nemetschek SE	77,953	5,581,256
SAP SE	1,414,706	141,819,972
		147,401,228
Textiles, Apparel & Luxury Goods — 3.4%
adidas AG	234,234	46,534,671
Puma SE	141,985	10,595,454
		57,130,125
Trading Companies & Distributors — 1.0%
Brenntag SE	209,728	16,228,033

Total Common Stocks — 93.0%
(Cost: $2,246,028,220)		1,572,357,332

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 3.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	77,680	$6,094,769
Porsche Automobil Holding SE, Preference Shares, NVS	207,679	17,010,315
Volkswagen AG, Preference Shares, NVS	251,433	41,963,486
		65,068,570
Health Care Equipment & Supplies — 0.8%
Sartorius AG, Preference Shares, NVS	32,971	13,330,719

Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	241,635	16,542,485

Total Preferred Stocks — 5.6%
(Cost: $132,801,889)		94,941,774

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	30,139,571	30,139,571
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	900,000	$900,000
		31,039,571
Total Short-Term Securities — 1.8%
(Cost: $31,039,571)		31,039,571

Total Investments in Securities — 100.4%
(Cost: $2,409,869,680)		1,698,338,677

Liabilities in Excess of Other Assets — (0.4)%		(6,729,278)

Net Assets — 100.0%		$1,691,609,399

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,585,515	$24,555,035	(a)	$—		$(979)	$—	$30,139,571	30,139,571	$109,947	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,620,000	—		(720,000	)(a)	—	—	900,000	900,000	915		—
						$(979)	$—	$31,039,571		$110,862		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	57	06/17/22	$22,064	$913,039

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,572,357,332	$—	$1,572,357,332
Preferred Stocks	—	94,941,774	—	94,941,774
Money Market Funds	31,039,571	—	—	31,039,571
	$31,039,571	$1,667,299,106	$—	$1,698,338,677
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$913,039	$—	$913,039

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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